Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Debt securities [member] [4]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Securities, net of taxes [member] Debt securities [member]	Accumulated Other Comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated other comprehensive income (loss) on pension and other employee future benefit plans, net of taxes [member]	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares [member]	Preferred shares [member] Retained earnings [member]	Common shares [member]	Common shares [member] Retained earnings [member]
Balance at beginning of period at Oct. 31, 2017				$ 307	$ 23,700	$ 56		$ (182)	$ 3,465	$ (92)	$ (181)		$ 4,240		$ 13,032
Statement [LineItems]
Impact from adopting IFRS 9					99	(55)
Issued under the Stock Option Plan															73
Stock option expense, net of options exercised				(10)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	$ (919)	[1]						(919)
Unrealized gains (losses) on translation of net foreign operations	114								114
Gains (losses) on remeasurement of pension and other employee future benefit plans	303	[2]								303
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(6)	[3]									(6)
Net income attributable to equity holders of the bank	3,756				3,756
Repurchased for cancellation															(181)
Other				5
Unrealized gains (losses) on fair value through OCI debt securities arising during the period			$ (202)				$ (202)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	216	[5]						216
Unrealized gains (losses) on hedges of net foreign operations	(93)	[6]							(93)
Dividends														$ (141)		$ (1,810)
Reclassification to earnings of (gains) in the period	(43)	[7]				(43)
Common shares repurchased for cancellation (Note 7)					(703)
Balance at End of Period at Jul. 31, 2018	44,748			302	24,901	(244)		(885)	3,486	211	(187)	$ 2,381	4,240		12,924
Balance at beginning of period at Apr. 30, 2018				304	24,110	(253)		(768)	3,384	7	(213)		4,240		12,926
Statement [LineItems]
Issued under the Stock Option Plan															18
Stock option expense, net of options exercised				(1)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(218)	[1]						(218)
Unrealized gains (losses) on translation of net foreign operations	145								145
Gains (losses) on remeasurement of pension and other employee future benefit plans	204	[2]								204
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	26	[3]									26
Net income attributable to equity holders of the bank	1,537				1,537
Repurchased for cancellation															(20)
Other				(1)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period			16				16
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	101	[5]						101
Unrealized gains (losses) on hedges of net foreign operations	(43)	[6]							(43)
Dividends														(50)		(614)
Reclassification to earnings of (gains) in the period	(7)	[7]				(7)
Common shares repurchased for cancellation (Note 7)					(82)
Balance at End of Period at Jul. 31, 2018	44,748			302	24,901	(244)		(885)	3,486	211	(187)	2,381	4,240		12,924
Balance at beginning of period at Oct. 31, 2018	45,721			300	25,850	(315)		(1,074)	3,727	169	(205)		4,340		12,929
Statement [LineItems]
Issued under the Stock Option Plan															49
Stock option expense, net of options exercised				1
Gains (losses) on derivatives designated as cash flow hedges arising during the period	1,480	[1]						1,480
Unrealized gains (losses) on translation of net foreign operations	(46)								(46)
Issued during the period													1,008
Gains (losses) on remeasurement of pension and other employee future benefit plans	(383)	[2]								(383)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	12	[3]									12
Net income attributable to equity holders of the bank	4,564				4,564
Repurchased for cancellation															(20)
Other				2
Unrealized gains (losses) on fair value through OCI debt securities arising during the period			345				345
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	122	[5]						122
Unrealized gains (losses) on hedges of net foreign operations	4	[6]							4
Dividends														(159)		(1,936)
Reclassification to earnings of (gains) in the period	(43)	[7]				(43)
Equity issue expense					(8)
Common shares repurchased for cancellation (Note 7)					(70)
Balance at End of Period at Jul. 31, 2019	50,643			303	28,241	(13)		528	3,685	(214)	(193)	3,793	5,348		12,958
Balance at beginning of period at Apr. 30, 2019	49,395			307	27,405	(111)		202	4,168	19	(224)		4,690		12,939
Statement [LineItems]
Issued under the Stock Option Plan															19
Stock option expense, net of options exercised				(3)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	290	[1]						290
Unrealized gains (losses) on translation of net foreign operations	(577)								(577)
Issued during the period													658
Gains (losses) on remeasurement of pension and other employee future benefit plans	(233)	[2]								(233)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	31	[3]									31
Net income attributable to equity holders of the bank	1,557				1,557
Other				(1)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period			$ 112				$ 112
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	36	[5]						36
Unrealized gains (losses) on hedges of net foreign operations	94	[6]							94
Dividends														$ (59)		$ (658)
Reclassification to earnings of (gains) in the period	(14)	[7]				(14)
Equity issue expense					(4)
Balance at End of Period at Jul. 31, 2019	$ 50,643			$ 303	$ 28,241	$ (13)		$ 528	$ 3,685	$ (214)	$ (193)	$ 3,793	$ 5,348		$ 12,958

[1]	Net of income tax (provision) recovery of $(106) million, $(156) million, $78 million for the three months ended, and $(536) million, $318 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $83 million, $1 million, $(74) million for the three months ended, and $138 million, $(134) million for the nine months ended, respectively.
[3]	Net of income tax (provision) recovery of $(11) million, $36 million, $(12) million for the three months ended, and $(4) million, $(1) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $(39) million, $(17) million, $(7) million for the three months ended, and $(117) million, $47 million for the nine months ended, respectively.
[5]	Net of income tax (recovery) of $(13) million, $(18) million, $(37) million for the three months ended, and $(44) million, $(78) million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $(35) million, $38 million, $16 million for the three months ended, and $(2) million, $34 million for the nine months ended, respectively.
[7]	Net of income tax provision of $5 million, $5 million, $3 million for the three months ended, and $15 million, $15 million for the nine months ended, respectively